Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations	12 Months Ended
Dec. 31, 2017
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Abstract]
Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations
6.	NON-CURRENT ASSETS OR DISPOSAL GROUPS HELD FOR SALE OR HELD FOR DISTRIBUTION TO OWNERS AND DISCONTINUED OPERATIONS

6.1	Corporate Reorganization

I. Background

On April 28, 2015, the Company informed the SVS (now CMF) through a significant event notice, that its Board of Directors decided by unanimous vote to initiate an analysis of a corporate reorganization (the “reorganization”) aimed at separating the activities of generation and distribution of electricity in Chile from activities outside of Chile. The objective was to resolve certain duplications and redundancies arising from Enersis S.A.’s complex corporate structure and generate value for all its shareholders, while maintaining its inclusion in the Enel S.p.A. group.

The Spin-Off stage of the Reorganization process was carried out as follows:

The Reorganization began with the spin-offs of Enersis S.A. (“Enersis”) and its subsidiaries, Empresa Nacional de Electricidad S.A. (“Endesa Chile”) and Chilectra S.A. (“Chilectra”).

Each of Endesa Chile and Chilectra effected spin-offs of their non-Chilean businesses and related assets and liabilities, resulting in the formation of Chilectra Américas S.A. (“Chilectra Américas”) as a separate new company from Chilectra and the formation of Endesa Américas S.A. (“Endesa Américas”) as a separate new company from Endesa Chile, which were allocated the equity interests and related assets and liabilities of Chilectra’s and Endesa Chile’s businesses outside of Chile, respectively. After the spin-offs, the continuing companies, Chilectra and Endesa Chile, retained the equity interests and related assets and liabilities of Chilectra’s and Endesa Chile’s businesses in Chile, respectively.

Following the Endesa Chile and Chilectra spin-offs, Enersis effected a spin-off of its Chilean businesses and related assets and liabilities, resulting in the formation of Enersis Chile S.A. (“Enersis Chile”) as a separate new company from Enersis, which was allocated the equity interests and related assets and liabilities of Enersis’ businesses in Chile, including the equity interests in each of Chilectra and Endesa Chile (after the spin-offs of these entities as discussed above). After the spin-off, the continuing company, Enersis, was renamed “Enersis Américas S.A.” and retained the equity interests and related assets and liabilities of Enersis’ businesses outside of Chile, including the businesses, assets and liabilities held by each of the new companies, Chilectra Américas and Endesa Américas that were created as a result of the spin-offs by Chilectra and Endesa Chile.

On March 1, 2016, upon having satisfied all conditions precedent, including a capital decrease and modifications to the by-laws, the separation of the Chilean and non-Chilean businesses of Enersis, Endesa Chile and Chilectra became effective. Consequently, the new company Enersis Chile became the holding entity of the businesses carried out by Endesa Chile and Chilectra, and the surviving company Enersis Américas S.A. (“Enersis Américas”) became the holding entity of the non-Chilean businesses carried out by Endesa Américas and Chilectra Américas.

The Merger stage of the Reorganization process was carried out as follows:

On September 28, 2016, the respective shareholders of Enersis Américas, Endesa Américas and Chilectra Américas met, voted and approved by more than two-thirds of the outstanding voting shares of each company, the merger of Endesa Américas and Chilectra Américas with and into Enersis Américas, with Enersis Américas continuing as the surviving company under the new name “Enel Américas S.A.” (the “Merger”). On December 1, 2016, the Merger was completed, and Enersis Américas (the “Surviving Company”) absorbed Endesa Américas and Chilectra Américas by incorporation, each of which was then dissolved without liquidation, and the Surviving Company assumed all their rights and obligations.

Enel Américas S.A. will continue to have its shares publicly traded and listed in Chile on the Chilean Stock Exchanges and its ADSs traded on the NYSE. In the Merger, the shares and ADSs of Endesa Américas and the shares of Chilectra Américas were converted into shares and ADSs of Enel Américas, as applicable, and Endesa Américas and Chilectra Américas shares ceased trading on the Chilean Stock Exchanges, and Endesa Américas ADSs ceased trading on the NYSE.

For more detailed information on the merger stage of the corporate restructuring process and its effects on the issued capital and other equity items, refer to Note 25.1.1.

II. Accounting Aspects

As of December 31, 2015, upon compliance with the criteria in IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, the following accounting treatment was applied:

i. Assets and liabilities

All assets and liabilities related to the generation and distribution businesses in Chile were classified as non-current assets or disposal groups held for distribution to owners and as liabilities associated with disposal groups held for distribution to owners, in accordance with the criteria described in Note 4.j.

The following table sets forth the assets and liabilities related to the operations in Chile that have been classified as held for distribution to owners as of March 1, 2016, effective date of the Company’s spin-off, and January 1, 2016:

	03-01-2016 ThUS$	01-01-2016 ThUS$
ASSETS

CURRENT ASSETS

Cash and cash equivalents	240,517	203,140
Other current financial assets	849	22,971
Other current non-financial assets	8,687	5,611
Trade and other current receivables	871,247	839,761
Current accounts receivable from related companies	48,967	33,248
Inventories	64,028	60,010
Current tax assets	41,178	28,594

TOTAL CURRENT ASSETS	1,275,473	1,193,335

NON-CURRENT ASSETS

Other non-current financial assets	37,560	30,628
Other non-current non-financial assets	8,411	6,717
Trade and other non-current receivables	21,735	20,266
Investments accounted for using the equity method	48,965	64,375
Intangible assets other than goodwill	63,293	60,380
Goodwill	1,325,314	1,249,377
Property, plant and equipment	5,145,674	4,828,726
Investment property	12,178	11,478
Deferred tax assets	32,134	31,530

TOTAL NON-CURRENT ASSETS	6,695,264	6,303,477

TOTAL ASSETS	7,970,737	7,496,812

CURRENT LIABILITIES

Other current financial liabilities	40,923	39,318
Trade and other current payables	765,735	781,396
Current accounts payable to related companies	89,457	77,784
Other current provisions	13,841	22,994
Current tax liabilities	30,850	21,291
Other current non-financial liabilities	13,695	8,618

TOTAL CURRENT LIABILITIES	954,501	951,401

NON-CURRENT LIABILITIES

Other non-current financial liabilities	1,352,395	1,291,537
Other non-current payables	7,294	8,497
Non-current accounts payable to related companies	376	137
Other non-current provisions	83,822	79,019
Deferred tax liabilities	355,845	331,054
Non-current provisions for employee benefits	83,196	77,480
Other non-current non-financial liabilities	651	613

TOTAL NON-CURRENT LIABILITIES	1,883,579	1,788,337

TOTAL LIABILITIES	2,838,080	2,739,738

   ii. Accumulated Other Comprehensive Income in Net Equity

The accumulated other comprehensive income balance related to assets and liabilities held for distribution to owners were the following:

Reserves originated from	03-01-2016 ThUS$	01-01-2016 ThUS$

Exchange differences on translation	(17,187)	19,155

Cash flow hedges	190,388	(203,776)

Gains on remeasuring available-for-sale financial instruments	(25)	25

Other miscellaneous reserves	934	13,082

Total	174,110	(171,514)

iii. Revenue and expenses

All revenues and expenses related to the generation and distribution businesses in Chile recognized until the effective date of the spin-off of the Company were classified as discontinued operations and presented under the caption “Income after tax from discontinued operations” in the consolidated statement of comprehensive income.

The following table sets forth the breakdown by nature of the line item “Income after tax from discontinued operations” for the two-month period ended February 29, 2016, and the year ended December 31, 2015:

Statement of Income	02-29-2016 ThUS$	12-31-2015 ThUS$

Revenues	595,706	3,639,277
Other operating income	3,788	22,508
Total Revenue and Other Operating Income	599,494	3,661,785

Raw materials and consumables used	(350,008)	(2,263,576)
Contribution Margin	249,486	1,398,209

Other work performed by the entity and capitalized	4,980	32,081
Employee benefits expense	(23,808)	(208,573)
Depreciation and amortization expense	-	(233,999)
Reversal of impairment loss (impairment losses) recognized in profit or loss	(1,433)	4,666
Other expenses	(24,536)	(192,222)
Operating income	204,689	800,162

Other gains	-	30,633
Financial income	3,791	23,324
Financial costs	(12,743)	(94,112)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	1,913	13,602
Foreign currency exchange differences	(31)	(20,459)
Gains from indexed assets and liabilities	393	7,391

Income before taxes	198,012	760,540
Income tax expense, discontinued operations	(27,749)	(167,422)
NET INCOME FROM DISCONTINUED OPERATIONS	170,263	593,118

Due to classification of generation and distribution of energy activities in Chile as discontinued operations, those lines of business are not included in Note 33 “Information by segment.”

The following table sets forth the breakdown by nature of total comprehensive income from discontinued operations for the period ended February 29, 2016, which are part of the Consolidated Comprehensive Income by Nature for the year ended December 31, 2016:

Statement of Comprehensive Income	02-29-2016 ThUS$	12-31-2015 ThUS$

Net income from discontinued operations	170,263	593,118
Components of other comprehensive that will not be reclassified subsequently to profit or loss, net of taxes
Actuarial gains (losses) from defined benefit plans	-	(6,599)
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Foreign currency translation gains (losses), net of tax	(2,773)	248
Gains (losses) from available-for-sale financial assets, net of tax	-	-
Share of other comprehensive income from associates and joint venture accounted for using the equity method, net of taxes	(20,441)	(883)
Gains (losses) from cash flow hedge, net of taxes	18,712	(138,572)
Total Other Comprehensive Income from Discontinued Operations	(4,502)	(145,805)

TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	165,761	447,313
Comprehensive income attributable to:
Shareholders of Enel Américas	112,481	359,031
Non-controlling interests	53,280	88,282
TOTAL COMPREHENSIVE INCOME FROM DISCONTINUED OPERATIONS	165,761	447,313
iv. Cash flows

The following table sets for the net cash flows from operating, investing and financing activities attributable to discontinued operations for the two-month period ended February 29, 2016 and the year ended December 31, 2015:

Statement of cash flows	02-29-2016 ThUS$	12-31-2015 ThUS$
Net cash flows from (used in) operating activities	224,787	880,591
Net cash flows from (used in) investing activities	(68,237)	(453,241)
Net cash flows from (used in) financing activities	(130,432)	(417,654)
Net increase (decrease) in cash and cash equivalents before effect of Exchange rate changes	26,118	9,695
Effect of exchange rate changes on cash and cash equivalents	2,701	(25,782)
Net increase (decrease) in cash and cash equivalents	28,819	(16,087)
Cash and cash equivalents at beginning of period	203,140	219,226
Cash and cash equivalents at end of period	231,959	203,140